Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Fair Value Measurement of Assets

Financial assets and liabilities as of December 31, 2021 and December 31, 2020 are presented below.

December 31, 2021	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents (note 6)	65,300	—
Trade and other receivables (note 7)	1,314	—
Restricted cash equivalents (note 10)	335	—
Payables and accrued liabilities (note 15)	—	1,530
Lease liability (note 17)	—	161
	66,949	1,691

December 31, 2020	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents (note 6)	24,271	—
Trade and other receivables (note 7)	1,681	—
Restricted cash equivalents (note 10)	338	—
Payables and accrued liabilities (note 15)	—	2,176
Lease liability (note 17)	—	184
	26,290	2,360